Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	PFS FUNDS
Entity Central Index Key	0001103243
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Bretton Fund
Shareholder Report [Line Items]
Fund Name	Bretton Fund
Class Name	Bretton Fund
Trading Symbol	BRTNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Bretton Fund ("Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://brettonfund.com/investing. You can also request this information by contacting us at 800.231.2901.
Additional Information Phone Number	800.231.2901
Additional Information Website	https://brettonfund.com/investing
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Bretton Fund	$143	1.35%

Expenses Paid, Amount	$ 143
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance

Alphabet Inc. had the largest impact on the fund, adding 2.7% to performance, as its advertising revenue accelerated and investors became more optimistic about its artificial intelligence capabilities. The Progressive Corporation added 2.6% as it continues to benefit from higher premiums and interest rates. American Express Company added 2.5% on strong revenue and earnings growth.

The main detractor was Dream Finders Homes, Inc., taking 1.5% off the fund, as investors grew concerned that higher mortgage rates would dampen the demand for new homes. Union Pacific Corporation was a minor detractor with a negative 0.2% impact on weak revenue growth.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns
	1 Year	5 Years	10 Years
Bretton Fund	11.58%	14.08%	13.79%
S&P 500 Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 122,692,287
Holdings Count | shares	18
Advisory Fees Paid, Amount	$ 1,528,547
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets ($)	$122,692,287
Number of Portfolio Holdings	18
Portfolio Turnover Rate (%)	4%
Total Advisory Fees Paid ($)	$1,528,547

Holdings [Text Block]
What did the Fund invest in?
Sectors (% of net assets)
Top Ten Holdings (% of net assets)

Alphabet Inc. - Class C	14.58%
American Express Company	6.97%
JPMorgan Chase & Co.	6.30%
The Progressive Company	6.20%
The TJX Companies, Inc.	5.88%
UnitedHealth Group Incorporated	5.84%
Bank of America Corporation	5.65%
AutoZone, Inc.	5.53%
Ross Stores Inc.	5.09%
Visa Inc.	5.09%

Largest Holdings [Text Block]
Top Ten Holdings (% of net assets)

Alphabet Inc. - Class C	14.58%
American Express Company	6.97%
JPMorgan Chase & Co.	6.30%
The Progressive Company	6.20%
The TJX Companies, Inc.	5.88%
UnitedHealth Group Incorporated	5.84%
Bank of America Corporation	5.65%
AutoZone, Inc.	5.53%
Ross Stores Inc.	5.09%
Visa Inc.	5.09%